Great-West S&P Small Cap 600 Index Fund
Fund Summary
Investment Objective
The Fund seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap 600® Index (the “Benchmark Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West S&P Small Cap 600 Index Fund		Institutional Class	Investor Class	Class L
Management Fees	[1]	0.23%	0.23%	0.23%
Distribution and Service (12b-1) Fees	[1]	none	none	0.25%
Other Expenses	[1]	0.02%	0.37%	0.46%
Shareholder Services Fees	[1]	none	0.35%	0.35%
Other Expenses	[1],[2]	0.02%	0.02%	0.11%
Total Annual Fund Operating Expenses	[1]	0.25%	0.60%	0.94%
Fee Waiver and Expense Reimbursement	[1],[3]	none	none	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.25%	0.60%	0.85%
[1]	The fees and expenses of the Fund have been restated to reflect fee and expense changes that will be effective on May 1, 2017.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.25% of the Fund's average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the "Expense Limit"). The agreement's current term ends on April 30, 2018 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the current Expense Limit.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West S&P Small Cap 600 Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	26	80	141	318
Investor Class	61	192	335	750
Class L	87	291	511	1,146

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index. The Fund will seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Fund as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and exchange-traded funds that seek to track the Benchmark Index.

The Benchmark Index is the S&P SmallCap 600® Index. The S&P SmallCap 600® Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets. There can be no assurance that the Fund’s use of derivative contracts will work as intended.

Exchange-Traded Funds (“ETFs”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. The Fund is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Interest Rate Risk - The Benchmark Index includes real estate investment trusts (“REITs”). REIT prices overall may decline because of rising interest rates. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on REIT stock prices and could negatively affect the Fund's net asset value.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Over-the-Counter Risk - Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Small Size Company Securities Risk - The stocks of small size companies often involve more risk and volatility than those of larger companies. Among other things, small size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small size companies have lower trading volume and are less liquid than securities of larger, more established companies.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund's Investor Class for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	20.70%
Worst Quarter	December 2008	-25.20%

Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Great-West S&P Small Cap 600 Index Fund	One Year	Five Years	Ten Years	Since Inception		Inception Date
Institutional Class	26.17%			12.49%	[1]	May 01, 2015
Institutional Class | S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	26.56%			12.72%	[1]	May 01, 2015
Investor Class	25.74%	15.99%	8.46%
Investor Class | S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	26.56%	16.62%	9.03%
Class L	25.43%	15.69%		16.40%	[2]	Aug. 12, 2011
Class L | S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	26.56%	16.62%		17.37%	[2]	Aug. 12, 2011
[1]	Since inception on May 1, 2015
[2]	Since inception on August 12, 2011